Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Long-term debt	$ 64,027	$ 53,577
Lease liabilities	188	509
Accrued liabilities and other payables	1,763	5,814
Trade accounts payables	362	3,548
Total financial liabilities	66,340	63,448
Less than 3 months [member]
Disclosure of financial liabilities [line items]
Long-term debt	2,663	2,495
Lease liabilities	81	80
Accrued liabilities and other payables	1,763	5,814
Trade accounts payables	362	3,548
Total financial liabilities	4,869	11,937
3 to 12 months [member]
Disclosure of financial liabilities [line items]
Long-term debt	7,781	7,266
Lease liabilities	107	241
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Total financial liabilities	7,888	7,507
1 to 5 years [member]
Disclosure of financial liabilities [line items]
Long-term debt	53,583	43,816
Lease liabilities	0	188
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Total financial liabilities	53,583	44,004
More than 5 years [member]
Disclosure of financial liabilities [line items]
Long-term debt	0	0
Lease liabilities	0	0
Accrued liabilities and other payables	0	0
Trade accounts payables	0	0
Total financial liabilities	$ 0	$ 0